Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases [Line Items]
Sublease income	¥ 11,725,219	$ 1,631,131	¥ 707,009	[1]
Sublease cost	11,088,503	1,542,555	858,098
Deposit loss	298,088		1,494,308			$ 41,468
Income from deposits acquired in subleases			1,015,375
Lease termination loss	1,945,824	270,689	(478,933)
Derecognition of Right-of-Use Assets	5,772,980	803,097
Lease liabilities	2,710,673		14,023,293			377,089
Minimum [Member]
Leases [Line Items]
Total operating lease expenses		$ 1,608,725			¥ 10,933,292
Lease liabilities | $						$ 1,115,254
Maximum [Member]
Leases [Line Items]
Total operating lease expenses	11,564,157		¥ 24,498,055
Lease liabilities	¥ 8,016,892

[1]	For the year ended December 31, 2023 and 2024, the Group incurred sublease income of RMB707,009 and RMB11,725,219 (US$1,631,131), and sublease cost of RMB 858,098 and RMB11,088,503 (US$1,542,555), respectively.